Revenue	12 Months Ended
Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Revenue
Revenue

Disaggregation of Revenue

In the following tables, revenue is disaggregated by primary geographical market, type of revenue, and recurring nature of revenue recognized. The tables also include a reconciliation of the disaggregated revenue with the Company’s reportable segments.

For the year ended December 31, 2017 (in millions):

	Reportable Segments As Adjusted
			Corporate
	IFS	GFS	and Other	Total
Primary Geographical Markets:
North America	$4,091	$1,899	$306	$6,296
All others	169	2,151	52	2,372
Total	$4,260	$4,050	$358	$8,668

Type of Revenue:
Processing and services	$3,433	$2,206	$320	$5,959
License and software related	402	957	14	1,373
Professional services	195	896	13	1,104
Hardware and other	230	(9)	11	232
Total	$4,260	$4,050	$358	$8,668

Recurring Nature of Revenue Recognized:
Recurring fees	$3,704	$2,809	$330	$6,843
Non-recurring fees	556	1,241	28	1,825
Total	$4,260	$4,050	$358	$8,668

For the year ended December 31, 2016 (in millions):

	Reportable Segments As Adjusted
			Corporate
	IFS	GFS	and Other	Total
Primary Geographical Markets:
North America	$4,022	$1,889	$370	$6,281
All others	156	2,294	100	2,550
Total	$4,178	$4,183	$470	$8,831

Type of Revenue:
Processing and services	$3,288	$2,163	$246	$5,697
License and software related	387	941	150	1,478
Professional services	286	1,080	57	1,423
Hardware and other	217	(1)	17	233
Total	$4,178	$4,183	$470	$8,831

Recurring Nature of Revenue Recognized:
Recurring fees	$3,584	$2,778	$377	$6,739
Non-recurring fees	594	1,405	93	2,092
Total	$4,178	$4,183	$470	$8,831

For the year ended December 31, 2015 (in millions):

	Reportable Segments As Adjusted
			Corporate
	IFS	GFS	and Other	Total
Primary Geographical Markets:
North America	$3,462	$952	$365	$4,779
All others	23	1,397	61	1,481
Total	$3,485	$2,349	$426	$6,260

Type of Revenue:
Processing and services	$2,870	$1,294	$391	$4,555
License and software related	264	310	18	592
Professional services	147	753	10	910
Hardware and other	204	(8)	7	203
Total	$3,485	$2,349	$426	$6,260

Recurring Nature of Revenue Recognized:
Recurring fees	$3,027	$1,441	$399	$4,867
Non-recurring fees	458	908	27	1,393
Total	$3,485	$2,349	$426	$6,260

Contract Balances

The following table provides information about trade receivables, contract assets, and deferred revenues from contracts with customers (in millions).

	As Adjusted
	As of December 31,
	2017	2016

Trade receivables	$1,624	$1,550
Contract assets (current)	108	168
Contract assets (non-current), included in other noncurrent assets	118	135
Deferred revenue (current)	776	741
Deferred revenue (non-current)	106	58

The payment terms and conditions in our customer contracts may vary. In some cases, customers pay in advance of our delivery of solutions or services; in other cases, payment is due as services are performed or in arrears following the delivery of the solutions or services. Differences in timing between revenue recognition and invoicing result in accrued trade receivables, contract assets, or deferred revenue on our Consolidated Balance Sheet. Receivables are accrued when revenue is recognized prior to invoicing but the right to payment is unconditional (i.e., only the passage of time is required). This occurs most commonly when software term licenses recognized at a point in time are paid for periodically over the license term. Contract assets result when amounts allocated to distinct performance obligations are recognized when or as control of a solution or service is transferred to the customer but invoicing is contingent on performance of other performance obligations or on completion of contractual milestones. Contract assets are transferred to receivables when the rights become unconditional, typically upon invoicing of the related performance obligations in the contract or upon achieving the requisite project milestone. Deferred revenue results from customer payments in advance of our satisfaction of the associated performance obligation(s) and relates primarily to prepaid maintenance or other recurring services. Deferred revenues are relieved as revenue is recognized. Contract assets and deferred revenues are reported on a contract-by-contract basis at the end of each reporting period. Changes in the contract asset and deferred revenue balances during the years ended December 31, 2017, 2016, and 2015 were not materially impacted by any factors other than those described above, aside from the disposition of the public sector and education businesses, which reduced the December 31, 2017 contract asset balance by $2 million and the deferred revenue balance by $105 million.

During the years ended December 31, 2017, 2016, and 2015, the Company recognized revenue of $741 million, $718 million and $297 million, respectively, that was included in the corresponding deferred revenue balance at the beginning of the periods.

During the years ended December 31, 2017, 2016, and 2015, respectively, amounts recognized from performance obligations satisfied (or partially satisfied) in prior periods were insignificant.

Transaction Price Allocated to the Remaining Performance Obligations

As of December 31, 2017, approximately $19.5 billion of revenue is estimated to be recognized in the future from the Company’s remaining unfulfilled performance obligations, which are primarily comprised of recurring account- and volume-based processing services. This excludes the amount of anticipated recurring renewals not yet contractually obligated. The Company expects to recognize approximately 35% of our remaining performance obligations over the next 12 months, approximately another 25% over the next 13 to 24 months, and the balance thereafter.